Allowance for Loan Losses - Recorded Investment, Unpaid Principal Balance and Related Allowance for TDR Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR Loans, Recorded Investment	$ 8,949	$ 7,294
TDR loans, unpaid principal balance	8,986	7,377
TDR Loans, Related Allowance	1,048	1,126
Private Education Loans - Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR Loans, Recorded Investment	7,515	5,999
TDR loans, unpaid principal balance	7,559	6,074
TDR Loans, Related Allowance	812	844
Private Education Loans - Non-Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR Loans, Recorded Investment	1,434	1,295
TDR loans, unpaid principal balance	1,427	1,303
TDR Loans, Related Allowance	$ 236	$ 282